Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,540,073	$ 2,237,732	$ 2,453,874
Policy loans	(790,840)	(876,387)	(964,847)
Policy loan repayments and interest	2,145,316	1,576,177	1,589,698
Surrenders, withdrawals and death benefits	(4,467,682)	(4,359,145)	(3,843,157)
Net transfers from/(to) other subaccounts or fixed rate option	(1,145,923)	(1,167,741)	(1,078,379)
Miscellaneous transactions	48,931	(5,947)	5,018
Administrative and other charges	(1,640,705)	(1,796,305)	(1,857,652)
Net Contributions (Withdrawals) by Contract Owners	(3,310,830)	(4,391,616)	(3,695,445)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,398,741	2,088,543	2,296,578
Policy loans	(706,560)	(820,743)	(891,790)
Policy loan repayments and interest	1,959,278	1,428,976	1,523,621
Surrenders, withdrawals and death benefits	(3,851,774)	(3,855,790)	(3,484,541)
Net transfers from/(to) other subaccounts or fixed rate option	(1,075,919)	(1,091,672)	(1,013,153)
Miscellaneous transactions	39,603	(3,863)	5,668
Administrative and other charges	(1,478,509)	(1,619,926)	(1,675,713)
Net Contributions (Withdrawals) by Contract Owners	(2,715,140)	(3,874,475)	(3,239,330)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	141,332	149,189	157,296
Policy loans	(63,636)	(40,459)	(61,152)
Policy loan repayments and interest	100,982	74,420	52,640
Surrenders, withdrawals and death benefits	(251,017)	(219,934)	(238,698)
Net transfers from/(to) other subaccounts or fixed rate option	(69,890)	(61,549)	(51,437)
Miscellaneous transactions	2,995	(486)	(657)
Administrative and other charges	(154,349)	(166,492)	(170,977)
Net Contributions (Withdrawals) by Contract Owners	(293,583)	(265,311)	(312,985)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	(186)	(205)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	(186)	(205)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	(20,644)	(15,185)	(11,905)
Policy loan repayments and interest	85,056	72,781	13,437
Surrenders, withdrawals and death benefits	(364,891)	(283,235)	(119,713)
Net transfers from/(to) other subaccounts or fixed rate option	(114)	(14,520)	(13,789)
Miscellaneous transactions	6,333	(1,598)	7
Administrative and other charges	(7,847)	(9,887)	(10,962)
Net Contributions (Withdrawals) by Contract Owners	$ (302,107)	$ (251,644)	$ (142,925)